Provisions - Additional Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Provisions [line items]
Non-current provisions	kr 3,722	kr 2,886
Provisions	9,504	10,466	kr 10,923
Restructuring [member]
Disclosure of Provisions [line items]
Non-current provisions	228	43
Provisions	kr 639	1,200	1,095
Period for which Provision Will Be Utilized	1 year
Customer Related Provision [member]
Disclosure of Provisions [line items]
Non-current provisions	kr 1,952	2,134
Provisions	kr 3,440	3,850	3,738
Period for which Provision Will Be Utilized	5 years
Suppliers Related Provision [member]
Disclosure of Provisions [line items]
Provisions	kr 1,231	791	1,309
Period for which Provision Will Be Utilized	1 year
Warranty [member]
Disclosure of Provisions [line items]
Non-current provisions	kr 754
Provisions	kr 1,074	987	941
Period for which Provision Will Be Utilized	2 years
Other [member]
Disclosure of Provisions [line items]
Non-current provisions	kr 112	22
Provisions	kr 1,529	1,531	1,899
Period for which Provision Will Be Utilized	1 year
Provision for Share Based Payments
Disclosure of Provisions [line items]
Non-current provisions	kr 676	687
Provisions		kr 2,107	kr 1,941
Period for which Provision Will Be Utilized	1 year